CONVERTIBLE NOTES PAYABLE - River North Equity (Details) - USD ($)	Sep. 14, 2015	Mar. 18, 2015
CONVERTIBLE NOTES PAYABLE - River North Equity
Company issued River North Equity two convertible promissory notes in the principal amount		$ 52,500
River North Equity note bears interest at a rate per annum		9.00%
The Company received net proceeds for River North Equity notes		$ 47,250
The River North Equity Note was subject to an original issue discount in percentage		10.00%
River North Equity note is convertible after 180 days at a conversion price equal to a percentage of the lowest trading price during the twenty trading days prior to the date		60.00%
River North Note was assigned to Bluestem Advisors LLC	$ 52,500